Financial Instruments - Fair value of financial assets and liabilities measured at other than fair value (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 3,361	$ 3,212
Financial liabilities	3,361	3,212
Long-term debt
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,227	3,070
Financial liabilities	3,227	3,070
Exchangeable securities (Note 25)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	730	326
Financial liabilities	730	326
Recurring fair value measurement | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,480	3,157
Financial liabilities	3,480	3,157
Recurring fair value measurement | Exchangeable securities (Note 25) | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	769	342
Financial liabilities	769	342
Recurring fair value measurement | Level I | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Financial liabilities	0	0
Recurring fair value measurement | Level I | Exchangeable securities (Note 25) | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Financial liabilities	0	0
Recurring fair value measurement | Level II | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,480	3,157
Financial liabilities	3,480	3,157
Recurring fair value measurement | Level II | Exchangeable securities (Note 25) | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	769	342
Financial liabilities	769	342
Recurring fair value measurement | Level III | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Financial liabilities	0	0
Recurring fair value measurement | Level III | Exchangeable securities (Note 25) | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Financial liabilities	$ 0	$ 0